UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111


Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stacey Kruus
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

 /s/ Stacey Kruus              Mercer Island, WA           August 7, 2012
 ----------------              -----------------           --------------
   [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          124
                                         -----------

Form 13F Information Table Value Total:  $   185,522
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ------------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                  VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
       NAME OF ISSUER            CLASS        CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
----------------------------  ------------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ -------
AARON RENTS INC               Common Stock  0BDJ7OLWV          201        7,095  SH         Y                                  7,095
ABAXIS INC                    Common Stock  000256710          311        8,400  SH         Y                                  8,400
ABBOTT LABORATORIES           Common Stock  000282410          458        7,099  SH         Y                                  7,099
AGCO CORP NOTE
  1.250%12/15/36              Common Stock  001084AM4           25       20,000  SH         Y                                 20,000
AGRIUM INC                    Common Stock  008916108          252        2,850  SH         Y                                  2,850
ALBEMARLE CORP                Common Stock  012653101          297        4,960  SH         Y                                  4,960
AMPHENOL CORP CL A            Common Stock  032095101          278        5,055  SH         Y                                  5,055
ANSYS INC                     Common Stock  03662Q105          263        4,175  SH         Y                                  4,175
APPLE COMPUTER, INC.          Common Stock  037833100        1,406        2,407  SH   PUT   Y                                  2,407
CELGENE CORP                  Common Stock  151020104          214        3,330  SH         Y                                  3,330
CF INDUSTRIES HOLDINGS INC    Common Stock  125269100          262        1,350  SH         Y                                  1,350
CHEVRON CORP                  Common Stock  166764100          486        4,608  SH         Y                                  4,608
CHICAGO BRIDGE & IRON CO NV
  SHS                         Common Stock  167250109          285        7,500  SH         Y                                  7,500
CHUBB CORP                    Common Stock  171232101          271        3,720  SH         Y                                  3,720
CITY NATIONAL CORP            Common Stock  178566105          987       20,324  SH         Y                                 20,324
COHEN & STEERS INC            Common Stock  19247A100          338        9,780  SH         Y                                  9,780
CORELOGIC INC COM USD0.00001  Common Stock  21871D103          326       17,790  SH         Y                                 17,790
CORPORATE EXECUTIVE BRD CO    Common Stock  21988R102          289        7,060  SH         Y                                  7,060
COSTCO WHOLESALE CORP         Common Stock  22160K105          752        7,914  SH         Y                                  7,914
DEUTCHSE TELEKOM AG-REG ORD
  SH ARES                     Common Stock  0D2035M13          146       13,321  SH         Y                                 13,321
DEVON ENERGY CORP             Common Stock  25179M103          321        5,530  SH         Y                                  5,530
DU PONT E I DE NEMOURS & CO   Common Stock  263534109          339        6,701  SH         Y                                  6,701
ELECTRONICS ARTS              Common Stock  285512109          194       15,698  SH         Y                                 15,698
ETFS GOLD TRUST ETF           Common Stock  26922Y105        9,634       60,902  SH         Y                                 60,902
ETFS SILVER TR SILVER SHS
  ETF                         Common Stock  26922X107        3,287      120,675  SH         Y                                120,675
F5 NETWORKS INC               Common Stock  315616102          299        3,000  SH         Y                                  3,000
FIFTH THIRD BANCORP           Common Stock  316773100          320       23,850  SH         Y                                 23,850
FIRST TR LARGE CAP CORE
  ALPHADEX FD COMSHS          Common Stock  33734K109        7,941      278,825  SH         Y                                278,825
FIRST TR LARGE CAP VALUE
  OPPORTUNITIES ALPHADEX FD
  COM SHS                     Common Stock  33735J101        5,644      203,252  SH         Y                                203,252
FIRST TR MID CAP CORE
  ALPHADEX FD                 Common Stock  33735B108        6,683      194,884  SH         Y                                194,884
FORD MOTOR COMPANY            Common Stock  345370860          431       44,970  SH         Y                                 44,970
GENCO SHIPPING SR NT CV 5%15  Common Stock  36869MAA3           26       60,000  SH         Y                                 60,000
GENERAL ELECTRIC CO           Common Stock  369604103          441       21,173  SH         Y                                 21,173
GRACO INC                     Common Stock  384109104          295        6,400  SH         Y                                  6,400
GULFPORT ENERGY CORP          Common Stock  402635304          227       11,000  SH         Y                                 11,000
HIBBETT SPORTING GOODS        Common Stock  428567101          201        3,485  SH         Y                                  3,485
HOME DEPOT                    Common Stock  437076102          266        5,021  SH         Y                                  5,021
IGATE CORP                    Common Stock  45169U105          285       16,750  SH         Y                                 16,750
INTEL                         Common Stock  458140100          346       13,000  SH         Y                                 13,000
INTL BUSINESS MACHINES        Common Stock  459200101          298        1,525  SH         Y                                  1,525
IPATH S&P GSCI TOTAL RETURN
  INDEX ETN                   Mutual Fund   06738C794        1,104       35,880  SH         Y                                 35,880
ISHARES 1-3 YR CREDIT BOND
  ETF                         Common Stock  464288646       17,006      162,407  SH         Y                                162,407
ISHARES AGGREGATE BOND ETF    Common Stock  464287226        1,183       10,627  SH         Y                                 10,627
ISHARES COHEN & STEERS RLTY   Common Stock  464287564        2,196       27,925  SH         Y                                 27,925
ISHARES DJ SELECT DIVIDEND
  ETF                         Common Stock  464287168        2,439       43,408  SH         Y                                 43,408
ISHARES GLOBAL HEALTHCARE
  SECTOR INDEX                Common Stock  464287325        2,400       39,933  SH         Y                                 39,933
ISHARES IBOXX CORPORATE
  BOND ETF                    Common Stock  464287242       10,600       90,139  SH         Y                                 90,139
ISHARES IBOXX HIGH YIELD
  CORPORATE BD                Mutual Fund   464288513          273        2,990  SH         Y                                  2,990
ISHARES INTERMEDIATE CREDIT
  BOND ETF                    Common Stock  464288638          509        4,652  SH         Y                                  4,652
ISHARES JPMORGAN USD
  EMERGING MKTS BDFD ETF      Common Stock  464288281        2,054       17,901  SH         Y                                 17,901
ISHARES MSCI EAFE SMALL CAP
  ETF                         Common Stock  464288273          979       27,093  SH         Y                                 27,093
ISHARES RUSSELL 1000 VALUE
  ETF                         Mutual Fund   464287598        6,310       91,994  SH         Y                                 91,994
ISHARES RUSSELL 2000 VALUE    Mutual Fund   464287630          621        8,769  SH         Y                                  8,769
ISHARES S&P 500 INDEX ETF     Common Stock  464287200          274        2,000  SH         Y                                  2,000
ISHARES S&P U.S. PREFERRED
  STOCK ETF                   Common Stock  464288687        2,380       60,989  SH         Y                                 60,989
ISHARES SILVER TRUST ETF      Mutual Fund   46428Q109        1,296       48,620  SH         Y                                 48,620
ISHARES TIPS BOND ETF         Mutual Fund   464287176        6,287       52,526  SH         Y                                 52,526
JA SOLAR HOLDINGS CO LTD
  4.50000% 05/15/2013JA
  SOLAR HOLDINGS CO LTD       Common Stock  466090AA5           25       27,000  SH         Y                                 27,000
JOHNSON & JOHNSON             Common Stock  478160104          435        6,445  SH         Y                                  6,445
LINKEDIN CORPORATION          Common Stock  53578A108          286        2,692  SH         Y                                  2,692
LORILLARD INC                 Common Stock  544147101          222        1,685  SH         Y                                  1,685
MASCO CORP                    Common Stock  574599106          224       16,160  SH         Y                                 16,160
MEDIDATA SOLUTIONS INC.       Common Stock  58471A105          419       12,840  SH         Y                                 12,840
METROPOLITAN HEALTH
  NETWORKS INC                Common Stock  592142103          323       33,760  SH         Y                                 33,760
MICROSOFT                     Common Stock  594918104          397       12,966  SH         Y                                 12,966
MONSANTO CO                   Common Stock  61166W101          339        4,100  SH         Y                                  4,100
NATIONAL OILWELL VARCO INC    Common Stock  637071101          215        3,340  SH         Y                                  3,340
NATIONAL RESEARCH CORP        Common Stock  637372103          478        9,134  SH         Y                                  9,134
NUVEEN INSURED MUNICIPAL
  OPPORTUNITY FUND INC        Mutual Fund   670984103          232       15,400  SH         Y                                 15,400
NUVEEN SELECT MAT MUN FD SH
  BEN INT                     Common Stock  67061T101          270       24,700  SH         Y                                 24,700
NUVEEN TEX QUALITY MUN
  INCOME FD                   Common Stock  670983105          549       32,860  SH         Y                                 32,860
NVE CORP                      Common Stock  629445206          213        3,963  SH         Y                                  3,963
OCZ TECHNOLOGY GROUPINC COM   Common Stock  67086E303          469       88,690  SH         Y                                 88,690
ORACLE CORPORATION            Common Stock  68389X105          314       10,581  SH         Y                                 10,581
PANDORA MEDIA INC COM
  USD0.0001                   Common Stock  698354107          154       14,145  SH         Y                                 14,145
PDC ENERGY INC-COMMON
  STOCKS-COMMON STOCK
  DOMESTIC-OIL GAS &
  CONSUMABLE FUE              Common Stock  69327R101          303       12,340  SH         Y                                 12,340
PEPSICO INC                   Common Stock  713448108          661        9,361  SH         Y                                  9,361
PIMCO ENHANCED SHORT MAT
  STR FUND ETF                Common Stock  72201R833        6,824       67,500  SH         Y                                 67,500
PIMCO ETF TR 0-5 YR HIGH
  YIELD CORP BD INDEX FD      Common Stock  72201R783          313        3,130  SH         Y                                  3,130
PIONEER NATURAL RESOURCES CO  Common Stock  723787107          265        3,000  SH         Y                                  3,000
PLAINS EXPLORATION & PRODS    Common Stock  726505100          298        8,480  SH         Y                                  8,480
POOL CORPORATION              Common Stock  73278L105          245        6,045  SH         Y                                  6,045
POWERSHARES DWA EMERGING
  MARKETS                     Common Stock  73936Q207          801       47,121  SH         Y                                 47,121
POWERSHARES HY DIVIDEND
  ACHIEVERS                   Common Stock  73935X302        2,020      215,342  SH         Y                                215,342
POWERSHARES SP500 LOW
  VOLATILITY ETF              Common Stock  73937B779        1,955       70,879  SH         Y                                 70,879
PRAXAIR INC                   Common Stock  74005P104          235        2,162  SH         Y                                  2,162
PRICESMART INC                Common Stock  741511109          239        3,535  SH         Y                                  3,535
PROSHARES TR SHORT QQQ
  PROSHARES                   Common Stock  74347R602          532       20,000  SH         Y                                 20,000
PROSHARES TR SHORT S&P 500
  PROSHARES                   Mutual Fund   74347R503        1,550       42,500  SH         Y                                 42,500
RENTECH INC                   Common Stock  760112102           27       13,310  SH         Y                                 13,310
RESPONSYS INC COM             Common Stock  761248103          182       15,000  SH         Y                                 15,000
RYDEX RUSSELL TOP 50 ETF      Common Stock  78355W205        2,222       22,104  SH         Y                                 22,104
SANDISK CORP SR NT CV
  1.00000% 05/15/2013         Common Stock  80004CAC5           18       18,000  SH         Y                                 18,000
SCHLUMBERGER LTD              Common Stock  806857108          338        5,205  SH         Y                                  5,205
SIGMA-ALDRICH CORP            Common Stock  826552101          264        3,575  SH         Y                                  3,575
SPDR BARCLAYS CAPITAL CONV
  BOND                        Common Stock  78464A359        4,620      123,014  SH         Y                                123,014
SPDR BARCLAYS CAPITAL INTL
  TREASURY BOND ETF           Common Stock  78464A516        2,878       48,681  SH         Y                                 48,681
SPDR GOLD ETF                 Mutual Fund   78463V107        1,616       10,410  SH         Y                                 10,410
SPDR INTERNATIONAL
  GOVERNMENT TIPS ETF         Common Stock  78464A490          244        4,152  SH         Y                                  4,152
SPDR S&P HOMEBUILDERETF       Common Stock  78464A888          235       11,000  SH         Y                                 11,000
SPDR SER TR LEHMAN SHORT
  TERM INTL TREAS BD ETF      Common Stock  78464A334          486       13,640  SH         Y                                 13,640
SPDR SER TR S&P DIVID ETF     Common Stock  78464A763        2,813       50,547  SH         Y                                 50,547
SPROTT PHYSICAL GOLDT TRUST   Common Stock  85207H104        6,514      472,355  SH         Y                                472,355
STERICYCLE INC                Common Stock  858912108          257        2,800  SH         Y                                  2,800
SUNTECH POWER HOLDINGS CO
  SERIES CONVERTIBLE 3%
  03/15/2013                  Common Stock  86800CAE4           22       32,000  SH         Y                                 32,000
T ROWE PRICE GROUP INC        Common Stock  74144T108          272        4,327  SH         Y                                  4,327
TECHNE CORP                   Common Stock  878377100          332        4,475  SH         Y                                  4,475
TERADYNE INC                  Common Stock  880770102          169       12,000  SH         Y                                 12,000
THERMO FISHER SCIENTIFIC      Common Stock  883556102          208        4,000  SH         Y                                  4,000
UNITED PARCEL SERVICE INC     Common Stock  911312106          257        3,258  SH         Y                                  3,258
UNITEDHEALTH GROUP            Common Stock  91324P102          325        5,550  SH         Y                                  5,550
VAN KAMPEN MERRIT TR INSD
  MUNS                        Common Stock  46131L108          192       13,000  SH         Y                                 13,000
VANGUARD FTSE ALL-WORLD
  EX-US                       Common Stock  922042775        2,803       68,410  SH         Y                                 68,410
VANGUARD INTL EQUITY INDEX
  FDS TOTAL WORLD STK INDEX
  FD ETF                      Common Stock  922042742          300        6,575  SH         Y                                  6,575
VANGUARD REIT INDEX           Common Stock  922908553          693       10,590  SH         Y                                 10,590
VANGUARD SHORT TERM BOND      Common Stock  921937827       14,556      179,411  SH         Y                                179,411
VANGUARD SMALL CAP ETF        Common Stock  922908751        2,716       35,717  SH         Y                                 35,717
VANGUARD SMALL CAP VALUE ETF  Common Stock  922908611        3,917       57,434  SH         Y                                 57,434
VANGUARD TOTAL BOND MARKET    Common Stock  921937835        1,281       15,176  SH         Y                                 15,176
VANGUARD TOTAL STK MKT        Common Stock  922908769        8,565      122,886  SH         Y                                122,886
VERISIGN INC SDCV 3.250%
  8/15/37                     Common Stock  92343EAD4           28       20,000  SH         Y                                 20,000
VISA INC                      Common Stock  92826C839          284        2,295  SH         Y                                  2,295
WALT DISNEY CO                Common Stock  254687106          426        8,780  SH         Y                                  8,780
WELLS FARGO & CO              Common Stock  949746101          429       12,830  SH         Y                                 12,830